Financial Instrument - Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	₨ 1,524	$ 23	₨ 91
Current derivative financial liabilities	1,432	22	8,216
Non-current derivative financial assets			38
Non-current derivative financial liabilities	1,178	18	557
Derivative financial assets	1,524	23	129
Derivative financial liabilities	2,610	40	8,773
Cash flow hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1,184	18	1
Current derivative financial liabilities	947	15	854
Cash flow hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	6	0
Current derivative financial liabilities	0	0	137
Fair value hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets			38
Non-current derivative financial liabilities	1,061	16	557
Fair value hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	13	0
Current derivative financial liabilities	6	0	21
Fair value hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	144	2	1
Current derivative financial liabilities	93	1	5,325
Non-qualifying hedges [Member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	110	2
Non-qualifying hedges [Member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	7	0
Non-qualifying hedges [Member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	41	1	89
Current derivative financial liabilities	147	2	238
Non-qualifying hedges [Member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	134	2
Current derivative financial liabilities	224	4	1,630
Non-qualifying hedges [Member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	2	0
Current derivative financial liabilities	₨ 15	$ 0	₨ 11